Share-Based Compensation - Other Equity Compensation (Details) - Certain employee shareholders - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Equity Compensation
Compensation expense		$ 0	$ 0	$ 1,603,805
Recognition period of stock based compensation expense	2 years
Unrecognized compensation expense	$ 4,276,810	$ 0	$ 0	$ 0